Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of Deferred revenue Recognition

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management and technical support	64,599	53,341	23,164	3,263
Medical solution	217,375	179,135	178,442	25,133
Medical service	101,854	131,936	218,595	30,788
Medicine income	59,321	85,707	100,464	14,150
ASC 606 revenue	443,149	450,119	520,665	73,334
ASC 842 revenue:
Operating lease income*	35,913	18,226	13,371	1,883
Sales-type lease income*	5,210	3,326	3,366	474
Direct financing lease income*	1,361	414	—	—
ASC 842 revenue	42,484	21,966	16,737	2,357
Total revenue	485,633	472,085	537,402	75,691

*     Operating lease income, sales-type lease income and direct financing lease income were recognized under ASC 842, Leases.